Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Changes in YPF's Net Proved Reserves (Detail)	12 Months Ended
	Dec. 31, 2023 MBbls MMBbls Bcf	Dec. 31, 2022 MBbls MMBbls Bcf	Dec. 31, 2021 MMBbls Bcf
Worldwide [member] | Consolidated entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	606	643	483
Revisions of previous estimates	(63)	(72)	161
Extensions and discoveries	75	125	76
Improved recovery	17	(7)
Production for the year	(89)	(83)	(77)
Ending balance	546	606	643
Beginning balance	77	64	63
Revisions of previous estimates	5	1	(5)
Extensions and discoveries	8	27	19
Production for the year	(16)	(15)	(13)
Ending balance	74	77	64
Beginning balance | Bcf	2,826	2,447	2,110
Revisions of previous estimates | Bcf	(80)	(91)	347
Extensions and discoveries | Bcf	257	952	450
Improved recovery | Bcf		1
Production for the year | Bcf	(467)	(483)	(460)
Ending balance | Bcf	2,536	2,826	2,447
Beginning balance	1,187	1,143	922
Revisions of previous estimates	(72)	(87)	216
Extensions and discoveries	127	322	176
Improved recovery | MBbls	17	(7)
Production for the year	(187)	(184)	(171)
Ending balance	1,072	1,187	1,143
Worldwide [member] | Consolidated entities [Member] | Proved reserves, developed [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	262	322	229
Ending balance	263	262	322
Beginning balance	36	34	32
Ending balance	41	36	34
Beginning balance | Bcf	1,637	1,676	1,486
Ending balance | Bcf	1,656	1,637	1,676
Beginning balance	590	655	526
Ending balance	599	590	655
Worldwide [member] | Consolidated entities [Member] | Proved reserves, undeveloped [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	344	321	254
Ending balance	283	344	321
Beginning balance	41	30	31
Ending balance	33	41	30
Beginning balance | Bcf	1,189	771	624
Ending balance | Bcf	880	1,189	771
Beginning balance	597	488	396
Ending balance	473	597	488
Worldwide [member] | Consolidated and equity-accounted entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	606	643	483
Ending balance	546	606	643
Beginning balance	77	64	63
Ending balance	74	77	64
Beginning balance | Bcf	2,826	2,447	2,110
Ending balance | Bcf	2,536	2,826	2,447
Beginning balance	1,187	1,143	922
Ending balance	1,072	1,187	1,143
Worldwide [member] | Consolidated and equity-accounted entities [Member] | Proved reserves, developed [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	262	322	229
Ending balance	263	262	322
Beginning balance	36	34	32
Ending balance	41	36	34
Beginning balance | Bcf	1,637	1,676	1,486
Ending balance | Bcf	1,656	1,637	1,676
Beginning balance	590	655	526
Ending balance	599	590	655
Worldwide [member] | Consolidated and equity-accounted entities [Member] | Proved reserves, undeveloped [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	344	321	254
Ending balance	283	344	321
Beginning balance	41	30	31
Ending balance	33	41	30
Beginning balance | Bcf	1,189	771	624
Ending balance | Bcf	880	1,189	771
Beginning balance	597	488	396
Ending balance	473	597	488
Argentina [member] | Consolidated entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	606	643	483
Revisions of previous estimates	(63)	(72)	161
Extensions and discoveries	75	125	76
Improved recovery	17	(7)
Production for the year	(89)	(83)	(77)
Ending balance	546	606	643
Beginning balance	77	64	63
Revisions of previous estimates	5	1	(5)
Extensions and discoveries	8	27	19
Production for the year	(16)	(15)	(13)
Ending balance	74	77	64
Beginning balance | Bcf	2,826	2,447	2,110
Revisions of previous estimates | Bcf	(80)	(91)	347
Extensions and discoveries | Bcf	257	952	450
Improved recovery | Bcf		1
Production for the year | Bcf	(467)	(483)	(460)
Ending balance | Bcf	2,536	2,826	2,447
Beginning balance	1,187	1,143	922
Revisions of previous estimates	(72)	(87)	216
Extensions and discoveries	127	322	176
Improved recovery | MBbls	17	(7)
Production for the year	(187)	(184)	(171)
Ending balance	1,072	1,187	1,143
Argentina [member] | Consolidated entities [Member] | Proved reserves, developed [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	262	322	229
Ending balance	263	262	322
Beginning balance	36	34	32
Ending balance	41	36	34
Beginning balance | Bcf	1,637	1,676	1,486
Ending balance | Bcf	1,656	1,637	1,676
Beginning balance	590	655	526
Ending balance	599	590	655
Argentina [member] | Consolidated entities [Member] | Proved reserves, undeveloped [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	344	321	254
Ending balance	283	344	321
Beginning balance	41	30	31
Ending balance	33	41	30
Beginning balance | Bcf	1,189	771	624
Ending balance | Bcf	880	1,189	771
Beginning balance	597	488	396
Ending balance	473	597	488
Argentina [member] | Consolidated and equity-accounted entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	606	643	483
Ending balance	546	606	643
Beginning balance	77	64	63
Ending balance	74	77	64
Beginning balance | Bcf	2,826	2,447	2,110
Ending balance | Bcf	2,536	2,826	2,447
Beginning balance	1,187	1,143	922
Ending balance	1,072	1,187	1,143
Argentina [member] | Consolidated and equity-accounted entities [Member] | Proved reserves, developed [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	262	322	229
Ending balance	263	262	322
Beginning balance	36	34	32
Ending balance	41	36	34
Beginning balance | Bcf	1,637	1,676	1,486
Ending balance | Bcf	1,656	1,637	1,676
Beginning balance	590	655	526
Ending balance	599	590	655
Argentina [member] | Consolidated and equity-accounted entities [Member] | Proved reserves, undeveloped [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	344	321	254
Ending balance	283	344	321
Beginning balance	41	30	31
Ending balance	33	41	30
Beginning balance | Bcf	1,189	771	624
Ending balance | Bcf	880	1,189	771
Beginning balance	597	488	396
Ending balance	473	597	488